OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
OTHER RECEIVABLES
NOTE 11 – OTHER RECEIVABLES

USDm	2017	2016
Partners and commercial managements	-	0.5
Derivative financial instruments	7.6	3.3
Tax receivables	1.3	1.1
Other	2.9	3.2
Balance as of 31 December	11.8	8.1

No significant other receivables are past due or impaired.

Please refer to note 21 for further information on fair value hierarchies.